Long-Term Debt (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt (Table Amounts) [Abstract]
Long-term debt	$ 6,526
Capital leases	31	$ 33
Other long-term debt	245	245
Debt and Capital Lease Obligations	6,526	5,928
Less: current portion	110	3
Long-term debt, net of current portion	$ 6,416	5,925
2016
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Long-term debt	$ 107	107
2018
Long-Term Debt (Table Amounts) [Abstract]
Long-term debt	$ 1,050	1,050
2019
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.05%
Long-term debt	$ 500	500
2021
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Long-term debt	$ 700	700
2023
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Long-term debt	$ 1,050	1,050
2026
Long-Term Debt (Table Amounts) [Abstract]
Long-term debt	$ 527	527
2031
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Long-term debt	$ 466	466
2040
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	5.05%
Long-term debt	$ 300	300
2043
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Long-term debt	$ 950	$ 950
2045
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	3.85%
Long-term debt	$ 600
Minimum | 2018
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	1.75%
Minimum | 2026
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.75%
Maximum | 2018
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	6.75%
Maximum | 2026
Long-Term Debt (Table Amounts) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	7.88%